Intangible Assets - Summary of Intangible Assets Related to Internally Generated Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Net book amount	$ 51,443	$ 46,969
Additions	17,260	11,365
Amortization of the period	(10,816)	(6,891)	$ (3,917)
Net book amount	57,887	51,443	46,969
Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	63,087	51,722
Net book amount	80,347	63,087	51,722
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(11,644)	(4,753)
Net book amount	$ (22,460)	$ (11,644)	$ (4,753)